Income Taxes - Components of Total Loss before Income Taxes (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
United States			$ (26,766,593)	$ 0
Cayman Islands			104,916	(4,699,469)
Loss before income taxes	$ (16,429,430)	$ (3,308,219)	$ (26,661,677)	$ (4,699,469)